Schedule of Information about movement of right of use assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Beginning balance		¥ 38,110	¥ 192,428
Recognition of additional leasing contract		20,467	28,349
De-recognition of leasing contract		(9,312)	(143,356)
Amortization of right of use assets		(12,646)	(39,311)
Business combination		207
Ending balance	$ 5,045	¥ 36,826	¥ 38,110